Income and expenses - Payroll expenses (Details) - Payroll expenses [domain member] € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Payroll expenses [line items]
Short-term employee benefits	€ (115,169)	€ (93,850)	€ (82,135)
Social security expenses	(19,002)	(17,076)	(15,691)
Expenses defined contribution plans	(1,463)	(1,250)	(1,150)
Other employee expenses	(12,241)	(7,259)	(8,455)
Total	€ (147,875)	€ (119,435)	€ (107,431)
Total registered employees at the end of the period	2,433	2,332	2,162